INCOME TAXES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating losses, federal post amount	$ 16,359,000	$ 12,724,000
Net operating losses, federal post expiration years	Do Not Expire	Do Not Expire
Net operating losses, federal pre amount	$ 9,263,000	$ 10,169,000
Net operating losses, federal pre expiration years	2024 to 2037	2023 to 2037
Net operating losses, state amount	$ 28,641,000	$ 25,095,000
Net operating losses, state expiration years	2029 to 2041	2029 to 2041